                                  DODGE & COX
                                 Balanced Fund

                                 Dodge & Cox
                              Investment Managers
                                  35th Floor
                              One Sansome Street
                                 San Francisco
                               California 94104
                                (415) 981-1710

                            For Fund literature and
                           information, please call:
                                (800) 621-3979





                              D O D G E  &  C O X


                                 Balanced Fund
                                Established 1931
                             ---------------------

                               Quarterly Report
                              September 30, 1996
                                     1996

                              D O D G E  &  C O X
======================================----==================================
                                 Balanced Fund

        Portfolio of Investments                         September 30, 1996
        --------------------------------------------------------------------
          SHARES                                               MARKET VALUE
COMMON  CONSUMER: 13.7%
STOCKS: 1,521,600    Dayton-Hudson Corp.........................$50,212,800
 57.4%    617,000    Dillard Department Stores, Inc. Class A.... 19,898,250
          303,000    Fleming Cos., Inc..........................  5,264,625
          640,700    Ford Motor Co.............................. 20,021,875
          596,700    Fruit of the Loom, Inc..................... 18,497,700
          978,000    General Motors Corp........................ 46,944,000
          340,000    Genuine Parts Co........................... 14,875,000
          620,000    James River Corp. of Virginia.............. 17,127,500
        1,900,000    Kmart Corp................................. 19,475,000
          972,800    Masco Corp................................. 29,184,000
          528,400    Melville Corp.............................. 23,315,650
          700,000    Nordstrom, Inc............................. 26,644,100
          253,000    Procter & Gamble Co........................ 24,667,500
          389,000    Sony Corp. ADR............................. 24,750,125
          112,000    Unilever NV................................ 17,654,000
          315,200    VF Corp.................................... 18,951,400
          466,700    Whirlpool Corp............................. 23,626,688
                                                                -----------
                                                                401,110,213
       FINANCE: 11.1%
          840,000    American Express Co........................ 38,850,000
          180,500    American International Group, Inc.......... 18,185,375
          337,000    BankAmerica Corp........................... 27,676,125
          620,000    Barnett Banks, Inc......................... 20,925,000
          578,000    Chubb Corp................................. 26,588,000
          452,000    Citicorp................................... 40,962,500
          127,000    General Re Corp............................ 18,002,250
          579,000    Golden West Financial Corp................. 33,799,125
           62,600    Lehman Brothers Holdings, Inc..............  1,596,300
          278,000    Morgan (J.P.) & Co......................... 24,707,250
          518,000    Norwest Corp............................... 21,173,250
          350,500    Republic New York Corp..................... 24,228,313
          470,000    The St. Paul Cos., Inc..................... 26,085,000
                                                                -----------
                                                                322,778,488
       ELECTRONICS AND COMPUTERS:  6.8%
        1,020,000    Digital Equipment Corp..................... 36,465,000
          648,000    Hewlett-Packard Co......................... 31,590,000
          371,000    International Business Machines Corp....... 46,189,500
          325,800    Motorola, Inc.............................. 16,819,425
          945,000    National Semiconductor Corp................ 19,018,125
          566,600    Sybase, Inc................................  8,463,871
        1,120,000    Tandem Computers, Inc...................... 12,040,000
          480,000    Texas Instruments, Inc..................... 26,460,000
                                                                -----------
                                                                197,045,921
       BASIC INDUSTRY: 6.1%
          521,000    Aluminum Co. of America.................... 30,739,000
          532,200    Boise Cascade Corp......................... 18,094,800
          373,000    Champion International Corp................ 17,111,375
           35,500    Crown Vantage, Inc.........................    423,799
          413,000    Dow Chemical Co............................ 33,143,250
          628,000    International Paper Co..................... 26,690,000

======================================----=================================

                              D O D G E  &  C O X
======================================----===================================
                                 Balanced Fund



Portfolio of Investments                                      September 30, 1996
--------------------------------------------------------------------------------
             SHARES                                                MARKET VALUE
COMMON     BASIC INDUSTRY (continued)
STOCKS       290,000    Lubrizol Corp.............................  $ 8,337,500
(Continued)  505,700    Nalco Chemical Co.........................   18,331,625
             514,000    Weyerhaeuser Co...........................   23,708,250
                                                                   ------------
                                                                    176,579,599
           ENERGY: 5.1%
             569,200    Amerada Hess Corp.........................   30,096,450
             155,000    Amoco Corp................................   10,927,500
             246,000    Chevron Corp..............................   15,405,750
              20,000    Exxon Corp................................    1,665,000
             254,000    Halliburton Co............................   13,112,750
              20,000    Mobil Corp................................    2,315,000
             540,000    Phillips Petroleum Co.....................   23,085,000
             136,000    Royal Dutch Petroleum Co..................   21,233,000
             144,000    Schlumberger Ltd..........................   12,168,000
             235,000    Union Pacific Resources Group, Inc........    6,580,000
             205,000    Western Atlas, Inc........................   12,761,250
                                                                   ------------
                                                                    149,349,700
           BUSINESS PRODUCTS AND SERVICES: 3.5%
           1,024,100    Donnelley (R.R.) & Sons Co................   33,027,225
             467,850    Dow Jones & Co............................   17,310,450
             411,900    Federal Express Corp......................   32,643,075
             376,000    Xerox Corp................................   20,163,000
                                                                   ------------
                                                                    103,143,750
           PUBLIC UTILITIES: 3.2%
             566,500    BCE, Inc..................................   24,217,875
              32,000    Duke Power Co.............................    1,492,000
             500,000    Edison International......................    8,937,500
             277,800    FPL Group, Inc............................   12,014,850
             572,300    Pacific Enterprises.......................   17,312,075
             396,000    Texas Utilities Co........................   15,691,500
             821,300    TransCanada PipeLines Ltd.................   13,243,463
                                                                   ------------
                                                                     92,909,263

           CAPITAL EQUIPMENT: 2.1%
             375,000    Caterpillar, Inc..........................   28,265,625
             689,000    Deere & Co................................   28,938,000
             135,000    Parker-Hannifin Corp......................    5,670,000
                                                                   ------------
                                                                     62,873,625

           TRANSPORTATION: 1.9%
             960,000    Canadian Pacific Ltd......................   22,200,000
             471,000    Union Pacific Corp........................   34,500,750
                                                                   ------------
                                                                     56,700,750
           DIVERSIFIED TECHNOLOGY: 1.8%
             575,000    Corning, Inc..............................   22,425,000
              14,600    Imation Corp..............................      357,700
             146,000    Minnesota Mining & Manufacturing Co.......   10,201,750
             246,500    Raychem Corp..............................   18,487,500
                                                                   ------------
                                                                     51,471,950

           PHARMACEUTICAL AND HEALTH:  1.6%
             180,000    Pfizer, Inc...............................   14,242,500
             410,350    Pharmacia & Upjohn, Inc...................   16,926,938
             235,000    SmithKline Beecham plc ADR................   14,305,625
                                                                   ------------
                                                                     45,475,063
=====================================----======================================

                              D O D G E  &  C O X
======================================----=====================================
                                 Balanced Fund

             Portfolio of Investments                                                             September 30, 1996
             -------------------------------------------------------------------------------------------------------
              SHARES                                                                                    MARKET VALUE

COMMON       MISCELLANEOUS: 0.5%
STOCKS        454,100      Meditrust.............................................................     $   15,723,213
(Continued)                                                                                            -------------
                      Total Common Stocks (cost $1,333,206,473)..................................      1,675,161,535
                                                                                                       -------------

PREFERRED    CONSUMER: 0.2%
STOCKS:       61,500       Kmart Financing I, 7-3/4%  Trust Convertible Preferred ...............          3,005,813
0.2%          76,922       Times Mirror Co. Conversion Preferred Series B........................          2,038,433
                                                                                                       -------------
                                Total Preferred Stocks (cost $4,734,842).........................          5,044,246
                                                                                                       -------------
                       PAR VALUE
BONDS:       U.S. TREASURY: 9.8%
38.7%          $38,500,000       U.S. Treasury Notes, 6%, 1997.........................................   38,541,965
                10,000,000       U.S. Treasury Notes, 6-1/4%, 1997.....................................   10,053,100
                17,750,000       U.S. Treasury Notes, 6-7/8%, 1997.....................................   17,877,623
                63,100,000       U.S. Treasury Notes, 5-1/8%, 1998.....................................   61,798,247
                28,500,000       U.S. Treasury Notes, 5-1/4%, 1998.....................................   28,094,730
                14,000,000       U.S. Treasury Notes, 7-1/8%, 1998.....................................   14,266,840
                50,000,000       U.S. Treasury Notes, 7-7/8%, 1998.....................................   51,179,500
                34,100,000       U.S. Treasury Notes, 6-1/4%, 2003.....................................   33,556,446
                 9,250,000       U.S. Treasury Bonds, 14%, 2011, Callable 2006.........................   14,048,438
                15,300,000       U.S. Treasury Bonds, 7-1/2%, 2016.....................................   16,024,302
                                                                                                       -------------
                                                                                                         285,441,191

              FEDERAL AGENCY: 0.2%
                 5,000,000       Arkansas Dev. Fin. Auth. GNMA Guaranteed Bonds 9-3/4%, 2014...........    5,922,250

              FEDERAL AGENCY MORTGAGE PASS-THROUGH, CMO* AND REMIC**: 15.7%
                 1,773,658       Federal Home Loan Mtge. Corp. Group 25-6637, 8%, 2002.................    1,805,052
                 1,533,864       Federal Home Loan Mtge. Corp. Group D26241, 6-1/2%, 2006..............    1,516,393
                   359,174       Federal Home Loan Mtge. Corp. Group 18-0233, 7%, 2006.................      357,023
                 1,003,147       Federal Home Loan Mtge. Corp. Group 25-0921, 7-1/2%, 2006.............    1,009,497
                38,544,893       Federal Home Loan Mtge. Corp. Group E00210 15 year, 7%, 2008..........   38,376,066
                   332,281       Federal Home Loan Mtge. Corp. Group 18-5719, 7-1/4%, 2008.............      332,789
                   695,480       Federal Home Loan Mtge. Corp. Group 27-2784, 7-1/4%, 2008.............      696,544
                   376,093       Federal Home Loan Mtge. Corp. Group 25-3827, 7-1/2%, 2008.............      378,474
                 1,370,544       Federal Home Loan Mtge. Corp. Group 18-0468, 8%, 2008.................    1,404,794
                 1,267,066       Federal Home Loan Mtge. Corp. Group D10211, 7-1/2%, 2009..............    1,285,299
                 9,683,410       Federal Home Loan Mtge. Corp. Group 55-5062, 8%, 2010.................    9,925,398
                 1,523,091       Federal Home Loan Mtge. Corp. Group 30-9878, 8-3/4%, 2010.............    1,585,005
                   461,044       Federal Home Loan Mtge. Corp. Group 27-3014, 8-1/4%, 2011.............      472,861
                   537,961       Federal Home Loan Mtge. Corp. Group 27-2785, 7-3/4%, 2012.............      542,512
                 1,711,844       Federal Home Loan Mtge. Corp. Group 55-5098, 8-1/4%, 2017.............    1,755,719
                13,054,272       Federal Home Loan Mtge. Corp. Group D64097, 8-1/2%, 2023..............   13,525,009
                16,200,000       Federal Home Loan Mtge. Corp. Multi PC Series 1301-E, 7%, 2005........   16,326,522
                10,000,000       Federal Home Loan Mtge. Corp. Multi PC Series 1216-GA, 7%, 2006.......    9,996,800
                10,000,000       Federal Home Loan Mtge. Corp. Multi PC Series 1458-H, 7%, 2006........   10,065,600
                 5,934,000       Federal Home Loan Mtge. Corp. Multi PC Series 1203-H, 6%, 2007........    5,622,465
                11,500,000       Federal Home Loan Mtge. Corp. Multi PC Series 1450-H, 6-1/2%, 2007....   11,198,125
                16,000,000       Federal Home Loan Mtge. Corp. Multi PC Series 1693-H, 6%, 2008........   14,969,920
                12,850,000       Federal Home Loan Mtge. Corp. Multi PC Series 1512-I, 6-1/2%, 2008....   12,416,313
                10,000,000       Federal Home Loan Mtge. Corp. Multi PC Series 1539PL, 6-1/2%, 2008....    9,718,700

     *  CMO: Collateralized Mortgage Obligation
    **  REMIC: Real Estate Mortgage Investment Conduit
================================================================================

                              D O D G E  &  C O X
======================================----===================================
                                 Balanced Fund




Portfolio of Investments                                                                                      September 30, 1996
--------------------------------------------------------------------------------------------------------------------------------
        PAR VALUE                                                                                                   MARKET VALUE
BONDS    FEDERAL AGENCY MORTGAGE PASS-THROUGH, CMO* AND REMIC** (continued)
(Continued)
         $17,000,000       Federal Home Loan Mtge. Corp. Multi PC Series 1564-H, 6-1/2%, 2008....................    $16,410,270
          16,507,000       Federal Home Loan Mtge. Corp. Multi PC Series 1628-PJ, 6-1/2%, 2022...................     15,475,313
             947,523       Federal Natl. Mtge. Assn. MBS Pool 55690, 8-1/2%, 2002................................        982,041
           1,159,223       Federal Natl. Mtge. Assn. MBS Pool 22354, 6-1/2%, 2004................................      1,141,568
           4,921,999       Federal Natl. Mtge. Assn. MBS Pool 70992 15 year, 7-1/2%, 2006........................      4,965,952
          13,058,789       Federal Natl. Mtge. Assn. MBS Pool 44047, 7%, 2007....................................     12,975,605
           7,373,444       Federal Natl. Mtge. Assn. MBS Pool 70255, 7-1/2%, 2007................................      7,462,441
          28,677,157       Federal Natl. Mtge. Assn. MBS Pool 351632 15 year, 8%, 2008...........................     29,340,173
           8,370,609       Federal Natl. Mtge. Assn. MBS Pool 107047, 8%, 2009...................................      8,599,294
           2,230,219       Federal Natl. Mtge. Assn. MBS Pool 169231, 7-1/2%, 2010...............................      2,248,373
           5,025,964       Federal Natl. Mtge. Assn. MBS Pool 224484, 7-1/2%, 2011...............................      5,073,459
           6,760,940       Federal Natl. Mtge. Assn. MBS Pool 124668, 7-1/2%, 2019...............................      6,851,401
          10,376,348       Federal Natl. Mtge. Assn. PC 1993-234-PA, 5%, 2004....................................     10,197,979
          21,840,000       Federal Natl. Mtge. Assn. PC 1992-4-H, 7-1/2%, 2007...................................     22,297,111
          15,475,000       Federal Natl. Mtge. Assn. PC 1994-33-H, 6%, 2009......................................     14,459,376
          12,550,674       Federal Natl. Mtge. Assn. PC G1993-39-A, 5.70%, 2016..................................     11,934,812
          13,730,000       Federal Natl. Mtge. Assn. PC G1994-13-J, 7%, 2022.....................................     13,378,100
          19,500,000       Federal Natl. Mtge. Assn. PC 1993-185-PE, 6-1/2%, 2023................................     18,238,545
          11,350,603       Federal Natl. Mtge. Assn. SMBS L-1, 5%, 2006..........................................     10,654,811
           1,431,466       Federal Natl. Mtge. Assn. SMBS I-1, 6-1/2%, 2009......................................      1,405,270
          25,444,822       Govt. Natl. Mtge. Assn. Pool 780258, 7-1/2%, 2007.....................................     25,719,881
              31,658       FSF Finance Corp. 1985-1-D, 9-1/4%, 2016..............................................         32,054
          13,352,000       Veterans Affairs Vendee Mtge. Trust 1994-2-3 C, 6-1/2%, 2009..........................     13,109,928
          20,929,940       Veterans Affairs Vendee Mtge. Trust 1996-2-1 C, 6-3/4%, 2014..........................     20,426,156
           8,113,253       Veterans Affairs Vendee Mtge. Trust 1995-1A-1 PT, 7.20756%, 2025......................      7,829,289
          11,251,741       Veterans Affairs Vendee Mtge. Trust 1995-2C-3A PT, 8.7925%, 2025......................     11,744,005
                                                                                                                  --------------
                                                                                                                     458,236,087
         INDUSTRIAL: 6.1%
          10,400,000        Dayton-Hudson Corp. Debentures 9%, 2021..............................................     11,481,288
           6,450,000        Dayton-Hudson Corp. Debentures 9.70%, 2021...........................................      7,598,487
           1,300,000        Dayton-Hudson Corp. Debentures 8.8%, 2022............................................      1,407,952
          13,600,000        Dayton-Hudson Corp. MTN 9.35%, 2020, Putable 1997....................................     15,392,752
           7,500,000        Ford Holdings, Inc. Debentures 9-3/8%, 2020..........................................      8,762,700
          20,000,000        Ford Motor Co. Debentures 9.95%, 2032................................................     25,088,200
          14,250,000        General Motors Corp. Debentures 7.70%, 2016..........................................     14,112,345
           9,000,000        Lockheed Martin Corp. Debentures 7.65%, 2016.........................................      9,036,000
          23,575,000        Lockheed Martin Corp. Debentures 7-3/4%, 2026........................................     23,711,028
           5,750,000        May Department Stores Notes 7-5/8%, 2013.............................................      5,726,770
           8,200,000        May Department Stores Notes 7.60%, 2025..............................................      8,059,780
           6,375,000        Ralston Purina Debentures 7-3/4%, 2015...............................................      6,265,796
          28,000,000        Time Warner Entertainment Senior Debentures 8-3/8%, 2033.............................     27,300,560
           3,450,000        Union Camp Corp. Debentures 9-1/4%, 2011.............................................      3,988,235
          11,650,000        Walt Disney Co. Debentures 7.55%, 2093...............................................     11,396,613
                                                                                                                  --------------
                                                                                                                     179,328,506
         FINANCE: 3.4%
          2,000,000        Barclays North American Capital Corp. Notes 9-3/4%, 2021, Callable 2001...............      2,240,560
          1,800,000        CIGNA Corp. Debentures 7.65%, 2023....................................................      1,716,462
          4,400,000        CIGNA Corp. Notes 8.30%, 2023.........................................................      4,505,600
          3,100,000        First Nationwide Bank Subordinated Debentures 10%, 2006...............................      3,474,046
          5,000,000        General Electric Capital Debentures 8-3/4%, 2007......................................      5,564,550

=====================================----=======================================

                               D O D G E  &  C O X
======================================----======================================
                                  Balanced Fund


               Portfolio of Investments                                                                         September 30, 1996
               -------------------------------------------------------------------------------------------------------------------
                 PAR VALUE                                                                                            MARKET VALUE
BONDS          FINANCE  (continued)
(Continued)    $12,250,000    General Electric Capital Debentures  8 1/2%, 2008...................................  $   13,490,558
                19,290,000    GMAC Put Bonds 8 7/8%, 2010, Putable 2000/2005......................................      21,832,808
                 3,100,000    Golden West Financial Subordinated Notes 6.70%, 2002................................       3,045,378
                 3,000,000    Golden West Financial Subordinated Notes 7 1/4%, 2002...............................       3,012,510
                 8,075,000    Golden West Financial Subordinated Notes 6%, 2003...................................       7,548,833
                 6,215,000    ITT Hartford Group Notes 8.30%, 2001................................................       6,539,672
                 5,625,000    ITT Hartford Group Notes 6 3/8%, 2002...............................................       5,429,025
                14,400,000    Norwest Corp. MTN 6.20%, 2005.......................................................      13,394,304
                 3,055,000    Norwest Corp. MTN 6 1/2%, 2005......................................................       2,908,177
                 5,500,000    Norwest Corp. Subordinated Debentures   6.65%, 2023.................................       4,859,965
                                                                                                                     -------------
                                                                                                                        99,562,448
              INTERNATIONAL AGENCY: 1.7%
                 7,200,000    European Investment Bank Bonds 10 1/8%,  2000.......................................       8,057,880
                21,800,000    European Investment Bank Bonds 9 1/8%, 2002.........................................      24,297,408
                18,815,000    Inter-American Development Bank Debentures 7 1/8%, 2023, Callable 2003..............      17,446,773
                                                                                                                     -------------
                                                                                                                        49,802,061
              CANADIAN: 1.3%
                 8,750,000    Canadian Pacific Ltd. Debentures 9.45%, 2021........................................       9,993,638
                 7,550,000     Hydro-Quebec Debentures 7 1/2%, 2016...............................................       7,333,693
                18,000,000     Hydro-Quebec Debentures 8.40%, 2022................................................      18,979,020
                                                                                                                     -------------
                                                                                                                        36,306,351
              TRANSPORTATION: 0.5%
                 8,413,018     Consolidated Rail Corp. 95-A Pass Through Trust 6.76%, 2015........................       8,054,287
                 5,000,000     Consolidated Rail Corp. Debentures 9 3/4%, 2020....................................       6,102,000
                                                                                                                     -------------
                                                                                                                        14,156,287
              PUBLIC UTILITIES: 0.0%
                   750,000     Idaho Power Co. 1st Mortgage Bonds 9 1/2%, 2021, Callable 2001.....................         820,410
                                                                                                                     -------------
                                      Total Bonds (cost $1,130,062,671)...........................................   1,129,575,591
                                                                                                                    --------------

SHORT-TERM      18,015,858     General Mills, Inc., Variable Demand Note 5.19%, 1996..............................      18,015,858
INVESTMENTS:    20,515,136     Pitney Bowes Credit Corp., Variable Demand Note 5.19%, 1996........................      20,515,136
4.1%             7,000,000     Prudential Funding Corp., Commercial Paper 5.11%, 1996.............................       7,000,000
                27,881,791     Sara Lee Corp., Variable Demand Note 5.17%, 1996...................................      27,881,791
                24,956,493     Southwestern Bell Telephone Co., Variable Demand Note 5.17%, 1996..................      24,956,493
                14,487,541     Warner Lambert Co., Variable Demand Note 5.17%, 1996...............................      14,487,541
                 7,232,222     Wisconsin Electric Power Corp., Variable Demand Note 5.24%, 1996...................       7,232,222
                                                                                                                    --------------
                                      Total Short-Term Investments (cost $120,089,041)............................     120,089,041
                                                                                                                    --------------
                TOTAL INVESTMENTS (cost $2,588,093,027).....................   100.4%                               2,929,870,413
                OTHER ASSETS LESS LIABILITIES...............................    (0.4)                                 (12,579,438)
                                                                              --------                              --------------
                TOTAL NET ASSETS............................................    100.0%                              $2,917,290,975
                                                                              ========                              ==============

                Beneficial shares outstanding 51,045,812                                          Net asset value per share $57.15
                (par value $1.00 each)



==============================================================----==================================================================

                                       5

                                  D O D G E  &  C O X
    =====================================----===================================
                                     Balanced Fund

    Condensed Statement of Operations
    -----------------------------------------------------------------------------------------------------------------------------
    For the Nine Months Ended September 30, 1996
    Investment income....................................................................................     $        76,852,057
    Expenses.............................................................................................              10,387,265
                                                                                                              -------------------
    Net investment income................................................................................     $        66,464,792
                                                                                                              ===================
    Net realized gain from securities transactions (based on identified cost)............................     $        20,209,948
    Change in unrealized appreciation of investments.....................................................              90,168,469
                                                                                                              -------------------
    Net realized and unrealized gain on investments......................................................     $       110,378,417
                                                                                                              ===================

    Condensed Financial Information
    --------------------------------------------------------------------------------------------------------------------------------

                                                                 Net Asset Value Per Share             Distributions Per Share
                                                                 -------------------------             -----------------------
    Year Ended                                                                                                         Capital
    December 31             Net Assets                         Actual              Adjusted*           Income           Gains
    --------------------------------------------------------------------------------------------------------------------------------
    1986                $   27,516,246                         $32.62               $36.18             $ 1.62           $3.55
    1987                    34,376,651                          30.72                37.02               1.70            2.67
    1988                    39,031,819                          32.09                39.21               1.68             .46
    1989                    50,950,919                          36.85                45.92               1.76             .71
    1990                    82,596,374                          35.03                44.07               1.81             .33
    1991                   179,392,902                          40.09                50.79               1.76             .29
    1992                   268,768,015                          42.44                53.86               1.72             .08
    1993                   486,830,358                          46.40                60.23               1.66            1.07
    1994                   725,271,607                          45.21                59.13               1.76             .36
    1995                 1,800,300,864                          54.60                73.00               1.90            1.19
    1996 (9/30)          2,917,290,975                          57.15                76.52               1.46**           .10
                                                                                                       ------          ------
                                                                                                       $18.83          $10.81
                                                                                                       ======          ======

 *  Adjusted for assumed reinvestment of capital gains distributions.
** During the quarter, a distribution of $.50 per share from net investment income was paid to shareholders of record September 17, 1996.

    Average annual total returns for periods ended September 30, 1996            1 Year     5 Years       10 Years     20 Years
    ------------------------------------------------------------------------------------------------------------------------------
    Dodge & Cox Balanced Fund                                                    12.09%      13.47%        13.12%       12.96%
    S&P 500 Index                                                                20.32       15.22         14.99        14.26
    Lehman Brothers Aggregate Bond Index                                          4.88        7.46          8.49         9.59

    The Fund invests its assets in stocks and bonds. The Fund's investment in common stocks over the past 20 years has ranged from 54% to 74% of the total portfolio.

    The Fund's total returns include the reinvestment of dividend and capital gains distributions. The S&P 500 Index is a broad-based, unmanaged measure of common stocks. The Lehman Brothers Aggregate Bond Index is a broad-based, unmanaged measure of U.S. dollar-denominated investment grade rated securities, including U.S. Government, corporate, asset-backed and mortgage-backed issues. Index returns include dividends or interest income and, unlike Fund returns, do not reflect fees or expenses. Past performance does not guarantee future results. Investment return and share price will fluctuate with market conditions, and investors may have a gain or loss when shares are sold.

                                       *  *  *
    The financial information has been taken from the records of the Fund and has not been audited by our independent accountants, who do not express an opinion thereon. The financial statements of the Fund will be subject to audit by our independent accountants as of the close of the calendar year.


======================================---=======================================

                              D O D G E  &  C O X
======================================---=======================================

                                 Balanced Fund

                    General Information
                    ------------------------------------------------------------
Dodge & Cox         The Fund enables investors to obtain the benefits of
Balanced Fund       experienced and continuous investment supervision. Shares of the Fund represent a balanced, diversified investment designed to provide a long-term investment program in one convenient holding. The portfolio of the Fund is balanced between stocks, which provide an opportunity for long-term growth of principal and income, and fixed-income securities, which generally provide stability of principal and a higher level of income.

Investment          Since 1930, Dodge & Cox has been providing professional
Manager             investment management for individuals, trustees,
                    corporations, pension and profit-sharing funds, and charitable institutions. In addition, Dodge & Cox manages the Dodge & Cox Stock Fund and the Dodge & Cox Income Fund.
                    Dodge & Cox is not engaged in the brokerage business nor in the business of dealing in or selling securities.

No Sales Charge     There are no commissions on the purchase or redemption of
                    shares of the Fund.

Gifts Dodge & Cox Balanced Fund shares provide a convenient method for making gifts to children and to other family members. Fund shares may be held by an adult custodian for the benefit of a minor under a Uniform Gifts/Transfers to Minors Act. Trustees and guardians may also hold shares for a minor's benefit .

Reinvestment        Shareholders may direct that dividend and capital gains
Plan                distributions be reinvested in additional Fund shares.


Automatic           Shareholders may make regular monthly or quarterly
Investment Plan     investments of $100 or more through automatic deductions
                    from their bank accounts.

Withdrawal Plan     Shareholders owning $10,000 or more of the Fund's shares may elect to receive periodic monthly or quarterly payments of at least $50. Under the plan, all dividend distributions are automatically reinvested at net asset value with the periodic payments made from the proceeds of the redemption of sufficient shares.

                    The above plans are completely voluntary and involve no service charge of any kind.

IRA Plan The Fund has available an Individual Retirement plan (IRA) for shareholders of the Fund.

                    Fund literature and details on all of these plans are available from the Fund upon request.

                    Dodge & Cox Balanced Fund
                    c/o Firstar Trust Company
                    P.O. Box 701
                    Milwaukee, Wisconsin 53201-0701
                    Telephone (800) 621-3979

                    ------------------------------------------------------------
                    This report is submitted for the general information of the shareholders of the Fund. The report is not authorized for distribution to prospective investors in the Fund unless it is accompanied by a current prospectus.

======================================---=======================================

                                  DODGE & COX
=====================================----=======================================

                                 Balanced Fund

Dear Shareholder                                                    October 1996

The Dodge & Cox Balanced Fund had a total return of 2.2% for the quarter ended September 30, 1996. This result compares with total returns of 3.1% for the Standard & Poor's 500 Index (S&P 500) and 1.8% for the Lehman Brothers Aggregate Bond Index (LBAG) for the same period. For the first nine months of 1996, the Balanced Fund returned 7.6%, compared to 13.5% for the S&P 500 and 0.6% for the LBAG. Returns for longer time periods are presented in the box below. The Fund's asset allocation did not change materially during the quarter and stood at 57% equities, 39% fixed income securities and 4% cash as of September 30, 1996.

--------------------------------------------------------------------------------
                          Average Annual Total Return

For periods ended September 30, 1996     1 Year   5 Years   10 Years   20 Years
--------------------------------------------------------------------------------
Dodge & Cox Balanced Fund                12.09%    13.47%    13.12%     12.96%
S&P 500                                  20.32     15.22     14.99      14.26
Lehman Brothers Aggregate Bond Index      4.88      7.46      8.49       9.59

The Fund's total returns include the reinvestment of dividend and capital gain distributions. The S&P 500 (a broad-based, unmanaged measure of common stocks) returns include reinvested dividends. The LBAG is a broad-based unmanaged measure of U.S. dollar-denominated investment grade rated securities, including U.S. Government, corporate, asset-backed and mortgage-backed issues. Index returns, unlike Fund returns, do not reflect fees or expenses. Past performance does not guarantee future results. Investment return and share price will fluctuate with market conditions, and you may have a gain or loss when you sell your shares.
--------------------------------------------------------------------------------

Performance Review

For the first nine months of 1996, the equity component of the Fund provided a strong positive return, but narrowly lagged the total return of the S&P 500. Holdings in the banking, capital equipment, diversified technology and consumer non-durables industries performed well relative to the overall equity market. While IBM was one of the top performing stocks in the Fund, the Fund's equity holdings in the electronics/computer sector trailed the market, as did the Fund's consumer durables and insurance stocks. Retail stocks have been some of the Fund's strongest holdings year-to-date; although, as a group, they lagged the S&P 500 in the third quarter. The equity portfolio's results relative to the S&P 500 in the third quarter were also hampered by its underweighted position in consumer products and health care companies.

The Fund's fixed income portfolio had its strongest performance of the year in the third quarter, pushing its year-to-date total return back into positive territory. Mortgage-backed securities have been the Fund's best performing sector this year. Despite intra-period volatility, interest rates closed the quarter at roughly the same level as at June 30, 1996. Absent significant price changes, the bond portfolio's income was the dominant component of its third quarter total return.

Equity Highlight: Cycle Sensitive Stocks

Our equity investment philosophy remains unchanged; we look at stock price in relation to our analysis of a company's earnings prospects over the next three to five years, focusing on individual companies, rather than "top-down" macroeconomic or sector analysis. Using this "bottom-up" approach, we have invested in many companies in "cycle sensitive" industries. At quarter-end, 43% of the Fund's equity portfolio was invested in this sector, compared to 30% of the S&P 500.

The Fund's 30 holdings in this broadly diversified sector include companies in the technology, industrial commodities, transportation, consumer durables and capital equipment industries. At September 30, 1996, the five largest stock positions in this category were General Motors, IBM, Digital Equipment, Union Pacific and Dow Chemical.

=====================================----=======================================
Dodge & Cox       One Sansome Street       San Francisco, California       94104

                                  DODGE & COX
=====================================----=======================================

                                 Balanced Fund

Further illustrating our belief in the potential of companies in this area is a new position in Ford Motor Co., which was purchased in the Fund in the third quarter. At the current price of $32, Ford trades at less than 10 times our 1996 earnings estimate and yields 4.9% on its current dividend.

Many companies in the cycle sensitive sector have depressed valuations relative to the market. Many investors are worried about the longevity of the current U.S. business cycle, since it is 5 1/2 years old. We believe it is difficult to forecast recessions and, based on our three to five year investment horizon, believe that stock prices of many cycle sensitive companies appear attractive. In addition, many companies in this area have substantial revenues outside of the United States. For example, IBM, Digital Equipment and Dow Chemical have 62%, 65% and 55% of their sales overseas, respectively. Even General Motors derives approximately one fourth of its revenues from foreign markets. The world economy is integrating, and U.S. companies have a substantial stake overseas--the domestic business cycle is only one factor among many to be considered. The Fund's stocks in this sector are impacted by very different cycles; for instance, Deere is affected by global agricultural equipment spending and Weyerhaeuser by worldwide paper and forest products pricing.

Fixed Income Highlight: Mortgage-Related Securities

At September 30, 1996, 41% of the Fund's bond portfolio consisted of Federal Agency mortgage pass-through and other mortgage-related securities. Dodge & Cox holds these securities in the Fund as a way to add incremental yield without sacrificing the high average quality (AA+) of the Fund's fixed income portfolio. Our strategy in this sector is to focus our investments in securities that exhibit relatively stable cash flows over a wide range of interest rate scenarios. A recent purchase is worth highlighting because it represents an implementation of this strategy, but with a security that is new to the Fund. Please note that the following security is discussed as an example of our investment process, not because we believe it is necessarily more attractive than the Fund's other investments.

In the third quarter we purchased a "pool" of 7% 15-year mortgage loans securitized by "Freddie Mac" (the Federal Home Loan Mortgage Corporation). With 43 months average time from origination, the underlying mortgages in this pool are considered "seasoned." We believe this feature gives this particular mortgage security favorable investment characteristics that are not fully reflected in its yield premium versus comparable fixed income alternatives. We see the following benefits to this seasoning:

 . Lower loan balances on the underlying mortgages--a result of regular principal amortization on the accelerated 15-year schedule;

 . homeowners whose average-tenure-in-the-home is understated, as many of the mortgages in the pool were from the refinancings of 30-year mortgages:

 . the previous departure from the pool of those homeowners who are more likely or able to refinance; and

 . a lack of potential refinancing alternatives.

We believe that these characteristics should lead to a more stable pool, meaning less volatile mortgage prepayments in changing interest rate environments. For long-term investors, prepayment stability is important to achieving high relative returns in mortgage-backed securities. At Dodge & Cox, we have always invested in the mortgage-backed area with an objective of reducing some of the risks of prepayment instability.

In Closing

Thank you for your continued confidence in the Dodge & Cox Balanced Fund. As always, we welcome your comments and questions.

                                  Dodge & Cox

=====================================----=======================================
Dodge & Cox       One Sansome Street       San Francisco, California       94104